Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Orbital slots [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		$ 606,945
Cost at ending of year	$ 608,793
Net carrying values
Cost at ending of year	541,913	608,642
Trade name [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		17,000
Cost at ending of year	17,000
Net carrying values
Cost at ending of year	17,000	17,000
Intellectual Property [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		64,392
Cost at ending of year	83,896
Net carrying values
Cost at ending of year	83,896	69,065
Total Indefinite Life Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		688,337
Cost at ending of year	709,689
Net carrying values
Cost at ending of year	642,809	694,707
Cost [Member] | Orbital slots [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	609,742
Cost at ending of year		609,742
Additions
Net carrying values
Impact of foreign exchange	(949)	2,797
Cost [Member] | Trade name [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	17,000
Cost at ending of year		17,000
Additions
Net carrying values
Impact of foreign exchange
Cost [Member] | Intellectual Property [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	69,065
Cost at ending of year		69,065
Additions	16,416
Net carrying values
Impact of foreign exchange	(1,585)	4,673
Cost [Member] | Total Indefinite Life Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	695,807
Cost at ending of year		695,807
Additions	16,416
Net carrying values
Impact of foreign exchange	(2,534)	7,470
Accumulated impairment [member] | Orbital slots [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		(1,100)
Additions	(66,880)	(1,100)
Net carrying values
Impact of foreign exchange	173
Impairment	(65,953)
Accumulated impairment [member] | Trade name [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year
Additions
Net carrying values
Impact of foreign exchange
Impairment
Accumulated impairment [member] | Intellectual Property [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year
Additions
Net carrying values
Impact of foreign exchange
Impairment
Accumulated impairment [member] | Total Indefinite Life Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year		(1,100)
Additions	(66,880)	(1,100)
Net carrying values
Impact of foreign exchange	173
Impairment	$ (65,953)